Debt - Summary of Foreign Currency Translation (Detail)	Jun. 30, 2018 MXN ($)
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	$ 19.86330
Japanese yen [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	0.18002
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	26.00901
Euro [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	23.00567
Swiss Francs [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	19.92107
Australian Dollar [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	$ 14.61939